CUSTOMERS, GEOGRAPHIC AND SEGMENT INFORMATION (Schedule of Financial Data for Reportable Operating Segments) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting Information [Line Items]
Revenues	$ 266,090	$ 239,840	$ 214,970
Operating income (loss)	28,085	9,953	2,181
Financial expenses, net	109	(2,818)	(1,722)
Income before taxes on income	28,194	7,135	459
Taxes on income	4,690	13,063	3,492
Net income	23,504	(5,928)	(3,033)
Depreciation and amortization expenses	13,402	11,608	10,991
Satellite Networks [Member]
Segment Reporting Information [Line Items]
Revenues	168,527	120,381	115,408
Operating income (loss)	36,156	5,324	4,137
Depreciation and amortization expenses	6,286	5,009	7,083
Integrated Solutions [Member]
Segment Reporting Information [Line Items]
Revenues	46,133	61,376	50,054
Operating income (loss)	(6,799)	759	1,147
Depreciation and amortization expenses	3,124	3,093	2,649
Network Infrastructure and Services [Member]
Segment Reporting Information [Line Items]
Revenues	51,430	58,083	49,508
Operating income (loss)	(1,272)	4,641	(2,452)
Depreciation and amortization expenses	$ 3,992	3,506	1,259
Unallocated [Member]
Segment Reporting Information [Line Items]
Revenues		0	0
Operating income (loss)		(771)	(651)
Depreciation and amortization expenses		$ 0	$ 0